Commitments and Contingencies	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the founder shares, representative’s common stock, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights pursuant to a registration rights agreement signed on August 25, 2021, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination. Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years after the effective date of the registration statement for the IPO and may not exercise their demand rights on more than one occasion.

Underwriting Agreement

The underwriter is entitled to a deferred underwriting discount of 3.6% of the gross proceeds of the Initial Public Offering, which included the exercise of the overallotment option, or $4,554,000, which is recorded as a Deferred underwriting fee and is held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On August 30, 2022, the Company amended the underwriting agreement to reflect a commission value equal to the product of (i) $4,554,000 and (ii) 1 minus the quotient resulting by dividing the percentage of redemptions of all Public Shares that were originally issued in the Initial Public Offering by 2. Additionally, the payment of the deferred underwriting commission shall be paid in cash but shall be subordinate to the payments of up to $2,500,000 of Sponsor loans to the Company and up to $2,500,000 of debt repayment to other parties.

Representative’s Common Stock

The Company had agreed to issue to Maxim and/or its designees, 137,500 shares of common stock (or 158,125 shares if the underwriter’s over-allotment option is exercised in full) upon the consummation of the IPO. Upon closing of the IPO on August 30, 2021, the Company issued 158,125 shares of Class A common stock, with a fair value of $1,454,434, to Maxim, the representative of the underwriters, which is deemed compensation by FINRA and therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the IPO. Additionally, Maxim has agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete the initial Business Combination within 12 months from the closing of the IPO (or 21 months from the closing of the IPO if the Company extends the period of time to consummate the initial Business Combination).

Right of First Refusal

Subject to certain conditions, the Company granted to Maxim, for a period of 18 months from the closing of the Business Combination, a right of first refusal to act as book running manager and/or placement agent for any and all future private or public equity, equity-linked, convertible and debt offerings during such 18 month period for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the closing of the IPO.

Financial Advisory Agreements

In November 2021, the Company entered into agreements with PGP Capital Advisors and Vaughan Capital Advisors whereby such entities would provide financial advisory services to the Company. Pursuant to such agreements, the Company would pay monthly fees to such advisors in the aggregate amount of $25,000 and would reimburse such advisors for their out-of-pocket costs and expenses. The Company also agreed to pay to such advisors an aggregate success fee upon the closing of a business combination transaction equal to the sum of: (i) three percent of the transaction value of the target company in such business combination up to $100 million, plus (ii) two percent of the transaction value of the target company greater than $100 million up to $200 million, plus (iii) one percent of the transaction value of the target company above $200 million. The success fee shall be reduced by the monthly fees previously paid to the financial advisors. The financial advisors shall have the option to receive an equivalent dollar amount of warrants and/or shares of Class A common stock in lieu of cash up to twenty percent of the success fee payable.

On August 30, 2022, we amended the agreements with our financial advisors to provide for a $40,000 retainer payment to be paid within forty-five (45) days following the amendment and to provide that if the proposed Business Combination with Digerati closes, the advisors shall be entitled to an aggregate success fee upon the closing of the Business Combination equal to two percent of the transaction value of Digerati up to $100 million, with such success fee to be reduced by the aggregate amount of all payments to the advisors prior to the closing.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, representative’s common stock, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights pursuant to a registration rights agreement signed on August 25, 2021, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination. Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years after the effective date of the registration statement for the IPO and may not exercise their demand rights on more than one occasion.

Underwriting Agreement

The underwriter is entitled to a deferred underwriting discount of 3.6% of the gross proceeds of the Initial Public Offering, which included the exercise of the overallotment option, or $4,554,000, which is recorded as a Deferred underwriting fee and is held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Representative’s Common Stock

The Company had agreed to issue to Maxim and/or its designees, 137,500 shares of common stock (or 158,125 shares if the underwriter’s over-allotment option is exercised in full) upon the consummation of the IPO. Upon closing of the IPO on August 30, 2021, the Company issued 158,125 shares of Class A common stock, with a fair value of $1,454,434, to Maxim, the representative of the underwriters, which is deemed compensation by FINRA and therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the IPO. Additionally, Maxim has agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete the initial Business Combination within 12 months from the closing of the IPO (or 21 months from the closing of the IPO if the Company extends the period of time to consummate the initial Business Combination).

Right of First Refusal

Subject to certain conditions, the Company granted to Maxim, for a period of 18 months from the closing of the Business Combination, a right of first refusal to act as book running manager and/or placement agent for any and all future private or public equity, equity-linked, convertible and debt offerings during such 18 month period for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the closing of the IPO.

Financial Advisory Agreements

In November 2021, the Company entered into agreements with PGP Capital Advisors and Vaughan Capital Advisors whereby such entities would provide financial advisory services to the Company. Pursuant to such agreements, the Company would pay monthly fees to such advisors in the aggregate amount of $25,000 and would reimburse such advisors for their out-of-pocket costs and expenses. The Company also agreed to pay to such advisors an aggregate success fee upon the closing of a business combination transaction equal to the sum of: (i) three percent of the transaction value of the target company in such business combination up to $100 million, plus (ii) two percent of the transaction value of the target company greater than $100 million up to $200 million, plus (iii) one percent of the transaction value of the target company above $200 million. The success fee shall be reduced by the monthly fees previously paid to the financial advisors. The financial advisors shall have the option to receive an equivalent dollar amount of warrants and/or shares of Class A common stock in lieu of cash up to twenty percent of the success fee payable.